Class A Common Stock Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Summary of class A common stock subject to redemption
As of March 31, 2023 and December 31, 2022, the Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units is recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580

Class A common stock subject to possible redemption, as of December 31, 2021	400,000,000

Plus:

Accretion on Class A common stock subject to possible redemption amount	4,101,927

Less:

Redemption of Class A common stock subject to possible redemption amount	(324,362,141)
Class A common stock subject to possible redemption, as of December 31, 2022	79,739,786
Plus:
Accretion on Class A common stock subject to possible redemption amount	1,874,987

Class A common stock subject to possible redemption, as of March 31, 2023	$81,614,773

The Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580
Class A common stock subject to possible redemption, as of December 31, 2021	$400,000,000
Accretion on Class A common stock subject to possible redemption amount	4,101,927
Redemption of Class A common stock subject to possible redemption amount	(324,362,141)
Class A common stock subject to possible redemption, as of December 31, 2022	$79,739,786